Financial Information by Segment - Schedule of Segment Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Net sales from external customers	$ 399,016		$ 391,586		$ 783,730	$ 798,285
Adjusted EBITDA	71,528		81,148		136,095	157,140
Corporate charges	(4,501)		25,692		(10,137)	19,972
Depreciation and amortization of intangible assets and property, plant and equipment	(25,404)		(24,239)		(49,499)	(49,029)
Equity in earnings of affiliated companies, net of tax	153		144		290	293
Income from operations	41,470		82,457		76,169	127,790
Interest and other financial expense, net	(7,566)		(8,777)		(14,009)	(17,159)
Income tax expense	(9,309)		(20,743)		(18,748)	(31,089)
Net income	24,748	$ 18,954	53,081	$ 26,754	43,702	79,835
Operating segments | Rubber
Segment Reporting Information [Line Items]
Net sales from external customers	259,731		248,915		512,859	513,943
Adjusted EBITDA	40,493		35,923		75,658	71,579
Depreciation and amortization of intangible assets and property, plant and equipment	(14,213)		(14,470)		(27,978)	(29,374)
Equity in earnings of affiliated companies, net of tax	153		144		290	293
Income from operations	26,127		21,309		47,390	41,912
Operating segments | Specialty
Segment Reporting Information [Line Items]
Net sales from external customers	139,285		142,671		270,871	284,342
Adjusted EBITDA	31,035		45,225		60,437	85,561
Depreciation and amortization of intangible assets and property, plant and equipment	(11,191)		(9,769)		(21,521)	(19,655)
Income from operations	19,844		35,456		38,916	65,906
Corporate and other
Segment Reporting Information [Line Items]
Net sales from external customers	0		0		0	0
Adjusted EBITDA	0		0		0	0
Corporate charges	(4,501)		25,692		(10,137)	19,972
Income from operations	(4,501)		25,692		(10,137)	19,972
Interest and other financial expense, net	(7,566)		(8,777)		(14,009)	(17,159)
Income tax expense	$ (9,309)		$ (20,743)		$ (18,748)	$ (31,089)